PROPERTY (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Property, Plant and Equipment [Abstract]
Property consists of the following at January 31, 2022 and 2021

The Company capitalizes all property purchases over $1,000 and depreciates the assets on a straight-line basis over their useful lives of 3 years for computers and 7 years for all other assets. Property consists of the following at April 30, 2022 and January 31, 2022:

	April 30, 2022	January 31, 2022
Office furniture, fixtures and equipment	$95,183	$94,041
Shop equipment	43,004	43,004
Vehicles	206,760	206,760
Sub-total	344,947	343,805
Less: Accumulated depreciation	(135,406)	(122,469)
Total Property	$209,541	$221,336

The Company capitalizes all property purchases over $1,000 and depreciates the assets on a straight-line basis over their useful lives of 3 years for computers and 7 years for all other assets. Property consists of the following at January 31, 2022 and 2021:

	2022	2021
Office furniture, fixtures and equipment	$94,041	$85,413
Shop equipment	43,004	43,004
Vehicles	206,760	40,433
Sub-total	343,805	168,850
Less: Accumulated depreciation	(122,469)	(88,823)
Total Property	$221,336	$80,027